Performance Management - WarCap Unconstrained Equity ETF	Sep. 08, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting https://warcap.com/wcap.

Performance One Year or Less [Text]	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Website Address [Text]	https://warcap.com/wcap
Performance Availability Phone [Text]	1-800-773-3863